SHAREHOLDERS' EQUITY (Schedule of Shares Authorized Under Stock Option Plans by Exercise Price Range) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Outstanding
Number outstanding	1,570
Weighted average remaining contractual life (years)	3 years 1 month 13 days	3 years 4 months 6 days
Weighted average exercise price	$ 9.64
Exercisable
Number exercisable	1,244
Weighted average remaining contractual life (years)	2 years 7 months 28 days
Weighted average exercise price	$ 9.93
$2.76 - $7.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	2.76
Exercise price, maximum	$ 7.29
Outstanding
Number outstanding	395
Weighted average remaining contractual life (years)	4 years 1 month 16 days
Weighted average exercise price	$ 6.11
Exercisable
Number exercisable	189
Weighted average remaining contractual life (years)	2 years 7 months 6 days
Weighted average exercise price	$ 5.61
$7.81-$10.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	7.81
Exercise price, maximum	$ 10.03
Outstanding
Number outstanding	357
Weighted average remaining contractual life (years)	2 years 4 months 9 days
Weighted average exercise price	$ 9.16
Exercisable
Number exercisable	357
Weighted average remaining contractual life (years)	2 years 4 months 9 days
Weighted average exercise price	$ 9.16
$10.06 - $11.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	10.06
Exercise price, maximum	$ 11.32
Outstanding
Number outstanding	546
Weighted average remaining contractual life (years)	2 years 7 months 6 days
Weighted average exercise price	$ 10.86
Exercisable
Number exercisable	504
Weighted average remaining contractual life (years)	2 years 6 months 3 days
Weighted average exercise price	$ 10.90
$11.38 - $14.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	11.38
Exercise price, maximum	$ 14.68
Outstanding
Number outstanding	272
Weighted average remaining contractual life (years)	3 years 8 months 12 days
Weighted average exercise price	$ 12.97
Exercisable
Number exercisable	194
Weighted average remaining contractual life (years)	3 years 7 months 28 days
Weighted average exercise price	$ 13.02